Capital Management - Schedule of Consolidated Capital (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Total equity	$ 50,106	$ 47,151
Adjusted for AOCI loss on cash flow hedges	(143)	(127)
Total equity excluding AOCI on cash flow hedges	50,249	47,278
Qualifying capital instruments	7,120	8,732
Consolidated capital	$ 57,369	$ 56,010